Income Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Book income (loss)	$ (4,473,900)	$ 754,100
Stock for services	2,048,200	239,800
Gain on settlement Â–derivative and equity derived	955,900	(1,006,900)
Amortization	313,200	0
Contingent liability	45,000	0
Unrealized loss on cryptocurrency	40,700	0
Meals and entertainment	6,200	0
Non-cash interest expense	5,700	387,400
Depreciation	(2,800)	0
Related party accruals	(1,500)	(220,600)
Stock for payables	0	278,000
Gain on derivative liability	0	(36,200)
Fines and penalties	0	3,900
NOL utilization	0	(399,500)
Valuation allowance	1,063,300	0
Total long-term deferred income tax assets	$ 0	$ 0